Financial risk management - Capital risk management (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial risk management
Borrowings	¥ 211,745	¥ 140,387
Add: Convertible note (Note 27)	34,190
Less: Cash and cash equivalents (Note 18)	(44,384)	(154,490)	¥ (101,886)
Restricted cash	(8,712)
Net debt	192,839	(14,103)
Total equity	425,736	590,598	¥ (249,356)	¥ (22,240)
Total capital	¥ 618,575	¥ 576,495
Gearing ratio	31.20%